Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						¥ 3,471,128		¥ 3,873,172	¥ 3,673,288
Less: Accumulated depreciation						(161,991)		(563,850)	(456,319)
Less: Impairment charges	$ 0	¥ 0	¥ (8,516)	$ (9,654)	¥ (63,251)	(79,185)	¥ 0
Property, plant and equipment, net	$ 484,500			$ 470,329		3,229,952		3,174,344	3,081,502
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						193,889		1,051,887	1,047,461
Mold And Tooling [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						497,174		939,637	938,611
Less: Impairment charges		¥ (134,978)			¥ (135,467)	(79,185)
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						0		726,820	726,820
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						230,328		385,799	328,555
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						2,236,775		350,324	223,875
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						191,356		218,094	216,923
Computer And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						54,044		94,672	87,304
Charging Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						39,792		46,123	45,835
Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross						¥ 27,770		¥ 59,816	¥ 57,904